SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 14:          SUBSEQUENT EVENT

On March 10, 2023, the Federal Deposit Insurance Corporation (the “FDIC”) took control of Silicon Valley Bank (“SVB”) and created the National Bank of Santa Clara to hold the deposits after SVB was unable to continue its operations. On March 12, 2023, a joint statement by the U.S. Department of the Treasury, Federal Reserve Bank and FDIC was released stating that depositors will have access to all of their money starting Monday, March 13, 2023 and no losses associated with the resolution of SVB will be borne by the taxpayer. As of March 14, 2023, the Company holds approximately $15,700 with SVB and had a $50,000 unutilized revolving credit facility. At this time the Company is evaluating future accessibility to the revolving credit facility. Refer to Note 7 “Commitments and Contingent Liabilities“.